Financial instruments by category (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments
Financial assets	¥ 3,161,370	¥ 6,396,579
Financial liabilities	714,219	3,885,768
Liabilities at amortized cost | Trade and other payables (excluding non-financial liability items)
Disclosure of detailed information about financial instruments
Financial liabilities	695,059	1,318,449
Liabilities at amortized cost | Short-term borrowings
Disclosure of detailed information about financial instruments
Financial liabilities	19,160	251,732
Liabilities at amortized cost | Customer deposits
Disclosure of detailed information about financial instruments
Financial liabilities		2,261,214
Liabilities at amortized cost | Other financial liablilties from virtual bank
Disclosure of detailed information about financial instruments
Financial liabilities		54,373
Financial assets at amortized cost | Trade receivables
Disclosure of detailed information about financial instruments
Financial assets	506,535	710,669
Financial assets at amortized cost | Prepayments and other receivables (excluding non-financial asset items)
Disclosure of detailed information about financial instruments
Financial assets	159,601	661,123
Financial assets at amortized cost | Financial assets measured at amortized cost from virtual bank
Disclosure of detailed information about financial instruments
Financial assets		3,081
Financial assets at amortized cost | Restricted cash and time deposits over three months
Disclosure of detailed information about financial instruments
Financial assets	51,940	452,883
Financial assets at amortized cost | Cash and cash equivalents
Disclosure of detailed information about financial instruments
Financial assets	1,947,922	1,379,473
Financial assets measured at fair value through other comprehensive income (FVOCI)
Disclosure of detailed information about financial instruments
Financial assets		2,226,138
Financial assets held at FVPL
Disclosure of detailed information about financial instruments
Financial assets	455,016	925,204
Derivative financial asset | Financial assets held at FVPL
Disclosure of detailed information about financial instruments
Financial assets	¥ 40,356	¥ 38,008